Options Outstanding and Options Exercisable (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Yen 1 - 900
Stockholders Equity Note [Line Items]
Exercise Prices, lower range	¥ 1
Exercise Prices, upper range	¥ 900
Options Outstanding, Number of shares	756,700
Options Outstanding, Weighted average exercise price	¥ 1
Options Outstanding, Intrinsic value	¥ 1,701
Options Outstanding, Weighted average remaining contractual life	6 years 8 months 12 days
Options Exercisable, Weighted average remaining contractual life	0 years
Yen 901 - 1,350
Stockholders Equity Note [Line Items]
Exercise Prices, lower range	¥ 901
Exercise Prices, upper range	¥ 1,350
Options Outstanding, Number of shares	150,000
Options Outstanding, Weighted average exercise price	¥ 1,126
Options Outstanding, Intrinsic value	169
Options Outstanding, Weighted average remaining contractual life	3 months 18 days
Options Exercisable, Number of shares	150,000
Options Exercisable, Weighted average exercise price	¥ 1,126
Options Exercisable, Intrinsic value	169
Options Exercisable, Weighted average remaining contractual life	3 months 18 days
Yen 1,351 - 2,325
Stockholders Equity Note [Line Items]
Exercise Prices, lower range	¥ 1,351
Exercise Prices, upper range	¥ 2,325
Options Outstanding, Number of shares	1,072,000
Options Outstanding, Weighted average exercise price	¥ 2,068
Options Outstanding, Intrinsic value	240
Options Outstanding, Weighted average remaining contractual life	2 years 8 months 12 days
Options Exercisable, Number of shares	1,072,000
Options Exercisable, Weighted average exercise price	¥ 2,068
Options Exercisable, Intrinsic value	240
Options Exercisable, Weighted average remaining contractual life	2 years 8 months 12 days
Yen 2,326 - 3,700
Stockholders Equity Note [Line Items]
Exercise Prices, lower range	¥ 2,326
Exercise Prices, upper range	¥ 3,700
Options Outstanding, Number of shares	1,009,000
Options Outstanding, Weighted average exercise price	¥ 3,146
Options Outstanding, Intrinsic value	0
Options Outstanding, Weighted average remaining contractual life	2 years 10 months 24 days
Options Exercisable, Number of shares	1,009,000
Options Exercisable, Weighted average exercise price	¥ 3,146
Options Exercisable, Intrinsic value	0
Options Exercisable, Weighted average remaining contractual life	2 years 10 months 24 days
Yen 1 - 3,700
Stockholders Equity Note [Line Items]
Exercise Prices, lower range	¥ 1
Exercise Prices, upper range	¥ 3,700
Options Outstanding, Number of shares	2,987,700
Options Outstanding, Weighted average exercise price	¥ 1,861
Options Outstanding, Intrinsic value	2,110
Options Outstanding, Weighted average remaining contractual life	3 years 7 months 6 days
Options Exercisable, Number of shares	2,231,000
Options Exercisable, Weighted average exercise price	¥ 2,492
Options Exercisable, Intrinsic value	¥ 409
Options Exercisable, Weighted average remaining contractual life	2 years 7 months 6 days